Contingencies (Details Textual) ₨ in Thousands, CANDIDATES in Millions					12 Months Ended
	Jun. 11, 2025 INR (₨)	May 28, 2025 INR (₨)	May 22, 2025 INR (₨)	Apr. 12, 2016 QUESTIONS CANDIDATES	Mar. 31, 2026 INR (₨) a	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2025 INR (₨)
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					₨ 141,000
Contract liabilities					9,136,000			₨ 6,113,000
DoT [Member]
Disclosure of contingencies [Line Items]
Bank guarantee invoked and encashed			₨ 68,700
Bank guarantee replenished	₨ 68,700	₨ 68,700
Employees Provident Fund Organisation (EPFO) [Member]
Disclosure of contingencies [Line Items]
Aggregate provident fund contribution on special allowances paid claimed					6,400
Directorate General of Goods and Services Tax Intelligence (DGGI) [Member]
Disclosure of contingencies [Line Items]
Total contended service tax					161,800
Amount paid under protest to continue proceeding					₨ 64,600
State Government of Andhra Pradesh [Member]
Disclosure of contingencies [Line Items]
Area of land allotted | a					0.25
Compulsorily Convertible Debentures [Member] | Put Option Agreement [Member]
Disclosure of contingencies [Line Items]
Debt conversion converted instrument shares issued, Value						₨ 1,980,000	₨ 2,020,000
Maximum amount of securities issuable					₨ 6,000,000
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					0			0
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					476,000			416,000
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					13,000			13,000
Loss contingency payment under protest					78,000
Goods And Service Tax Liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					1,212,000			1,131,000
Others [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					41,000
Online Examination Case [Member]
Disclosure of contingencies [Line Items]
Period for which the contract was awarded				2 years
Number of candidates for which examination was conducted | CANDIDATES				20
Number of distinct questions for the test | QUESTIONS				40,000
Guarantees to banks and NBFCs [member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities					₨ 1,887,000			₨ 2,522,000